Description of Business (Details) - USD ($)		1 Months Ended
	Jan. 11, 2023	Jan. 27, 2023	Dec. 31, 2022	Dec. 31, 2021
Description of Business (Details) [Line Items]
Stock purchase agreement, description	(i) cash in the amount of $0.5 million and the (ii) the termination and release of our obligation to the Buyers for contingent consideration in connection with our original acquisition of 365 Cannabis from the Buyers in 2021 (the “Earn-out Obligation”), subject to customary post-closing adjustments, if any. Any post-closing adjustments are generally limited to certain adjustments in accounts payable and indemnification obligations in accordance with the 365 SPA. Upon completion of the sale, $0.4 million of the total cash proceeds was placed into certain restricted accounts (the “Restricted Accounts”) held as security for our 2021 Senior Secured Convertible Notes (the “Senior Convertible Notes”) while $0.1 million was subject to a hold-back (the “365 Holdback”) by the Buyers to be released to us and also placed into the Restricted Accounts after all post-closing adjustments, if any, are resolved. In accordance with the 365 SPA, we and the Buyers agreed that the value of the Earn-out Obligation was $2.3 million, a reduction of $4.0 million from the original estimate, for purposes of the sale of 365 Cannabis and is reflected on our consolidated balance sheets as Contingent consideration payable.
Cash			$ 100,000
Purchase price		$ 4,000,000
Fees and expenses		$ 60,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Gryphon Digital Mining Inc [Member]
Description of Business (Details) [Line Items]
Ownership percentage		92.50%
Akerna Merger Co. [Member]
Description of Business (Details) [Line Items]
Ownership percentage		7.50%
Exchange Agreements [Member]
Description of Business (Details) [Line Items]
Percentage of conversion of stock represent outstanding shares			19.90%
Common stock, par value (in Dollars per share)			$ 0.0001
Posabit Systems Corporation [Member]
Description of Business (Details) [Line Items]
Termination fee		$ 140,000
Gryphon Digital Mining Inc [Member]
Description of Business (Details) [Line Items]
Termination fee		$ 275,000
Senior Notes [Member] | Minimum [Member]
Description of Business (Details) [Line Items]
Conversion price of the senior convertible notes (in Dollars per share)			1.2
Senior Notes [Member] | Maximum [Member]
Description of Business (Details) [Line Items]
Conversion price of the senior convertible notes (in Dollars per share)			$ 4.75